Schedule of Investments (unaudited)	iShares® 1-3 Year International Treasury Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)		Value

Foreign Government Obligations

Australia — 4.5%
Australia Government Bond
2.25%, 11/21/22	AUD	1,485	$1,121,469
2.75%, 04/21/24(a)	AUD	790	622,312
5.50%, 04/21/23(a)	AUD	1,283	1,029,666
			2,773,447
Austria — 4.6%
Republic of Austria Government Bond
0.00%, 09/20/22(b)(c)	EUR	310	370,643
0.00%, 04/20/23(b)(c)	EUR	200	240,144
0.00%, 07/15/23(b)(c)	EUR	470	565,399
0.00%, 07/15/24(b)(c)	EUR	360	436,048
1.75%, 10/20/23(b)	EUR	600	751,394
3.40%, 11/22/22(b)	EUR	360	449,982
			2,813,610
Belgium — 4.5%
Kingdom of Belgium Government Bond
0.20%, 10/22/23(b)	EUR	380	460,241
2.25%, 06/22/23(a)	EUR	580	727,035
2.60%, 06/22/24(b)	EUR	650	846,241
4.25%, 09/28/22(b)	EUR	595	746,615
			2,780,132
Canada — 4.5%
Canadian Government Bond
0.25%, 08/01/22	CAD	120	96,189
0.25%, 11/01/22	CAD	100	80,123
0.25%, 02/01/23	CAD	200	160,131
0.25%, 08/01/23	CAD	180	143,681
0.25%, 04/01/24	CAD	380	302,240
1.00%, 09/01/22	CAD	755	610,155
1.50%, 06/01/23	CAD	440	359,812
1.75%, 03/01/23	CAD	400	327,781
2.00%, 09/01/23	CAD	350	289,564
2.25%, 03/01/24	CAD	150	125,600
2.50%, 06/01/24	CAD	190	160,598
Canadian When Issued Government Bond, 0.25%, 05/01/23	CAD	170	135,792
			2,791,666
Denmark — 3.5%
Denmark Government Bond
0.25%, 11/15/22(b)	DKK	7,373	1,188,451
1.50%, 11/15/23	DKK	5,830	976,532
			2,164,983
Finland — 4.3%
Finland Government Bond
0.00%, 09/15/23(b)(c)	EUR	610	735,328
1.50%, 04/15/23(b)	EUR	530	652,955
1.63%, 09/15/22(b)	EUR	467	568,354
2.00%, 04/15/24(b)	EUR	530	676,463
			2,633,100
France — 8.4%
French Republic Government Bond OAT
0.00%, 02/25/23(a)(c)	EUR	525	629,756
0.00%, 03/25/23(a)(c)	EUR	370	444,048
0.00%, 02/25/24(a)(c)	EUR	269	324,813
0.00%, 03/25/24(a)(c)	EUR	590	713,185
1.75%, 05/25/23(a)	EUR	620	768,571
2.25%, 10/25/22(a)	EUR	300	368,864
Security	Par (000)		Value

France (continued)
2.25%, 05/25/24(a)	EUR	550	$707,568
4.25%, 10/25/23(a)	EUR	750	989,243
8.50%, 04/25/23(a)	EUR	185	254,569
			5,200,617
Germany — 8.2%
Bundesobligation
0.00%, 10/07/22(a)(c)	EUR	220	263,350
0.00%, 04/14/23(a)(c)	EUR	300	360,626
0.00%, 10/13/23(a)(c)	EUR	300	362,241
0.00%, 04/05/24(a)(c)	EUR	350	424,375
Bundesrepublik Deutschland Bundesanleihe
1.50%, 09/04/22(a)	EUR	420	510,541
1.50%, 02/15/23(a)	EUR	350	429,835
1.50%, 05/15/23(a)	EUR	270	333,410
1.50%, 05/15/24(a)	EUR	290	366,559
1.75%, 02/15/24(a)	EUR	355	448,984
2.00%, 08/15/23(a)	EUR	310	388,993
6.25%, 01/04/24(a)	EUR	150	208,699
Bundesschatzanweisungen
0.00%, 09/16/22(a)(c)	EUR	250	299,080
0.00%, 12/15/22(a)(c)	EUR	110	131,848
0.00%, 03/10/23(a)(c)	EUR	200	240,152
0.00%, 06/16/23(a)(c)	EUR	220	264,720
			5,033,413
Ireland — 4.2%
Ireland Government Bond
0.00%, 10/18/22(a)(c)	EUR	534	638,227
3.40%, 03/18/24(a)	EUR	820	1,076,806
3.90%, 03/20/23(a)	EUR	694	884,672
			2,599,705
Israel — 4.6%
Israel Government Bond - Fixed
0.15%, 07/31/23	ILS	1,000	309,666
0.75%, 07/31/22	ILS	1,125	350,561
1.25%, 11/30/22	ILS	1,325	416,476
1.50%, 11/30/23	ILS	1,626	519,300
3.75%, 03/31/24	ILS	1,710	580,085
4.25%, 03/31/23	ILS	1,945	643,386
			2,819,474
Italy — 10.0%
Italy Buoni Poliennali Del Tesoro
0.00%, 11/29/22(a)(c)	EUR	190	226,755
0.00%, 01/15/24(a)(c)	EUR	190	227,177
0.00%, 04/15/24(a)(c)	EUR	300	358,644
0.05%, 01/15/23(b)	EUR	200	239,048
0.30%, 08/15/23(b)	EUR	170	204,540
0.60%, 06/15/23(a)	EUR	250	302,363
0.65%, 10/15/23(a)	EUR	400	485,404
0.90%, 08/01/22(a)	EUR	50	60,133
0.95%, 03/01/23(a)	EUR	500	606,280
0.95%, 03/15/23(a)	EUR	100	121,300
1.45%, 09/15/22(a)	EUR	475	575,724
1.75%, 07/01/24(a)	EUR	200	251,200
1.85%, 05/15/24(a)	EUR	220	276,626
2.45%, 10/01/23(a)	EUR	110	138,519
4.50%, 05/01/23(a)	EUR	550	709,036
4.50%, 03/01/24(a)	EUR	310	413,561
4.75%, 08/01/23(b)	EUR	320	419,033
5.50%, 09/01/22(a)	EUR	50	63,155

Schedule of Investments (unaudited) (continued)	iShares® 1-3 Year International Treasury Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)		Value

Italy (continued)
5.50%, 11/01/22(a)	EUR	175	$223,022
9.00%, 11/01/23(a)	EUR	180	258,555
			6,160,075
Japan — 15.0%
Japan Government Five Year Bond
0.10%, 09/20/22	JPY	195,000	1,782,133
0.10%, 12/20/22	JPY	90,000	822,974
0.10%, 03/20/23	JPY	130,000	1,189,570
0.10%, 06/20/23	JPY	69,800	638,950
0.10%, 09/20/23	JPY	20,000	183,186
0.10%, 12/20/23	JPY	28,000	256,682
0.10%, 03/20/24	JPY	55,550	509,578
0.10%, 06/20/24	JPY	42,650	391,511
Japan Government Ten Year Bond
0.60%, 03/20/23	JPY	16,650	153,571
0.60%, 09/20/23	JPY	6,050	56,004
0.60%, 12/20/23	JPY	60,000	556,443
0.60%, 03/20/24	JPY	8,650	80,369
0.60%, 06/20/24	JPY	25,350	236,047
0.80%, 06/20/23	JPY	23,200	215,164
0.80%, 09/20/23	JPY	30,000	278,875
Japan Government Twenty Year Bond
1.80%, 06/20/23	JPY	11,600	109,577
1.90%, 09/20/23	JPY	12,000	114,125
1.90%, 12/20/23	JPY	13,000	124,246
2.40%, 06/20/24	JPY	6,550	64,082
Japan Government Two Year Bond
0.00%, 04/01/23(c)	JPY	22,800	208,319
0.00%, 05/01/23(c)	JPY	26,250	239,867
0.00%, 06/01/23(c)	JPY	13,450	122,917
0.00%, 07/01/23(c)	JPY	5,400	50,037
0.10%, 07/01/22	JPY	6,150	56,181
0.10%, 11/01/22	JPY	19,650	179,652
0.10%, 12/01/22	JPY	29,000	265,186
0.10%, 01/01/23	JPY	5,000	45,730
0.10%, 02/01/23	JPY	27,150	248,365
0.10%, 03/01/23	JPY	6,700	61,301
			9,240,642
Netherlands — 4.6%
Netherlands Government Bond
0.00%, 01/15/24(b)(c)	EUR	560	677,519
1.75%, 07/15/23(b)	EUR	650	809,770
2.00%, 07/15/24(b)	EUR	550	706,850
3.75%, 01/15/23(b)	EUR	150	189,788
7.50%, 01/15/23(b)	EUR	350	465,591
			2,849,518
Norway — 2.9%
Norway Government Bond
2.00%, 05/24/23(b)	NOK	8,748	1,015,827
3.00%, 03/14/24(b)	NOK	6,290	753,255
			1,769,082
Singapore — 3.7%
Singapore Government Bond
1.75%, 02/01/23	SGD	900	677,887
Security	Par/ Shares (000)		Value

Singapore (continued)
2.00%, 02/01/24	SGD	412	$315,780
2.75%, 07/01/23	SGD	800	616,944
3.13%, 09/01/22	SGD	855	649,824
			2,260,435
Spain — 5.1%
Spain Government Bond
0.00%, 04/30/23(c)	EUR	620	742,940
0.00%, 05/31/24(c)	EUR	140	168,426
0.25%, 07/30/24(b)	EUR	290	351,928
0.35%, 07/30/23	EUR	300	362,458
0.45%, 10/31/22	EUR	100	120,229
3.80%, 04/30/24(b)	EUR	330	438,453
4.40%, 10/31/23(b)	EUR	260	343,163
4.80%, 01/31/24(b)	EUR	224	301,542
5.40%, 01/31/23(b)	EUR	250	323,271
			3,152,410
Sweden — 1.9%
Sweden Government Bond, 1.50%, 11/13/23(b)	SEK	9,760	1,180,919

United Kingdom — 4.5%
United Kingdom Gilt
0.13%, 01/31/23(a)	GBP	460	639,976
0.13%, 01/31/24(a)	GBP	389	540,278
0.75%, 07/22/23(a)	GBP	270	380,479
1.00%, 04/22/24(a)	GBP	250	355,875
1.75%, 09/07/22(a)	GBP	384	543,795
2.25%, 09/07/23(a)	GBP	240	348,879
			2,809,282
Total Foreign Government Obligations — 99.0%
(Cost: $59,918,636)			61,032,510

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)		10	10,000

Total Short-Term Investments — 0.0%
(Cost: $10,000)			10,000

Total Investments in Securities — 99.0%
(Cost: $59,928,636)			61,042,510

Other Assets, Less Liabilities — 1.0%			600,004

Net Assets — 100.0%			$61,642,514

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Zero-coupon bond.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.

Schedule of Investments (unaudited) (continued)	iShares® 1-3 Year International Treasury Bond ETF
July 31, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/21	Shares Held at 07/31/21 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$10,000	$0	(a)	$—	$—	$—	$10,000	10	$1	$—

(a)	Represents net amount purchased (sold).

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Foreign Government Obligations	$—	$61,032,510	$—	$61,032,510
Money Market Funds	10,000	—	—	10,000
	$10,000	$61,032,510	$—	$61,042,510

Currency Abbreviations

AUD	Australian Dollar	NOK	Norwegian Krone
CAD	Canadian Dollar	SEK	Swedish Krona
DKK	Danish Krone	SGD	Singapore Dollar
EUR	Euro
GBP	British Pound
ILS	Israeli Shekel
JPY	Japanese Yen

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